LAW DEPARTMENT
Shirley A. Baum
Senior Attorney
Direct Line: (602) 250-3706
February 28, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pinnacle West Capital Corporation Annual Report on Form 10-K for the Fiscal Year Ended December 31, 2006 File No. 1-8962 and 1-4473
Ladies and Gentlemen:
     Pursuant to the requirements of Section 13 of the Securities Exchange Act of 1934, as amended, enclosed please find a complete copy of Pinnacle West Capital Corporation and the Arizona Public Service Company Annual Report on Form 10-K (the “Form 10-K”) for the fiscal year ended December 31, 2006, including financial statements and exhibits, filed as a part thereof. In 2006, the changes in accounting principles or practices that impacted Pinnacle West Capital Corporation’s Consolidated Statements of Income and Consolidated Balance Sheets and Arizona Public Service Company’s Statements of Income and Balance Sheets were the adoption of SFAS No. 158 and SFAS No. 123R.
     If you have any questions with respect to the enclosed Form 10-K, please contact me at (602) 250-3706.

Sincerely,

/s/ Shirley A. Baum

Shirley A. Baum

SAB:cs
Enclosure
APS · APS Energy Services · SunCor · El Dorado
Pinnacle West Capital Corporation Law Department, 400 North Fifth Street, Station 8695, Post Office Box 53999 Phoenix, AZ 85072-3999
Phone: 602 250-3630, Fax: (602) 250-3393, E-mail: shirley.baum@pinnaclewest.com